REGULATORY ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
Summary of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2024	2023
Regulatory assets:
Deferred income tax regulatory asset	3,263	3,021
Post-retirement and post-employment benefits - non-service cost	72	93
Broadband deferral	48	37
Environmental	44	53
Stock-based compensation	24	29
Getting Ontario Connected Act variance	24	9
Rural and remote rate protection (RRRP) variance	18	30
Other	52	34
Total regulatory assets	3,545	3,306
Less: current portion	(42)	(46)
	3,503	3,260

Regulatory liabilities:
Pension benefit regulatory liability	647	99
Post-retirement and post-employment benefits	376	398
Retail settlement variance account (RSVA)	157	84
Earnings sharing mechanism deferral	150	109
Distribution rate riders	45	99
Capitalized overhead tax variance	38	26
Tax rule changes variance	34	32
OPEB Asymmetrical Carrying Charge variance	33	20
External revenue variance	31	19
Asset removal costs cumulative variance	26	29
Pension cost differential variance	21	9
Deferred income tax regulatory liability	4	4
Other	36	31
Total regulatory liabilities	1,598	959
Less: current portion	(122)	(51)
	1,476	908